Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Raw materials and consumables	$ 1,857	$ 1,489
Inventories in process	2,777	2,282
Finished goods and goods for resale	1,923	1,517
Inventories	6,557	5,288
Cost of inventories recognized as expense	7,600	7,001	$ 6,038
Inventory write-downs/(reversals)	$ 314	664	$ 574
Andexxa
Inventories
Inventory write-downs/(reversals)		$ 407